Income Taxes - Balances (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Income taxes receivable	$ 36	$ 12
Federal
Income Tax [Line Items]
Income taxes receivable	31	6
State
Income Tax [Line Items]
Income taxes receivable	$ 5	$ 6